Annual Total Returns - Bernzott U.S. Small Cap Value Fund - Bernzott U.S. Small Cap Value Fund Shares	Sep. 25, 2020
Entity Listings [Line Items]
2013	27.31%
2014	5.26%
2015	(8.67%)
2016	16.05%
2017	26.85%
2018	(6.20%)
2019	26.19%
Year to Date Return, Label	year-to-date return
Bar Chart, Year to Date Return, Date	Jun. 30, 2020
Bar Chart, Year to Date Return	(15.20%)
Highest Quarterly Return, Label	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	13.73%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(20.39%)
Lowest Quarterly Return, Date	Dec. 31, 2018